Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)
January 31, 2023

Principal Amount		Value
Asset-Backed Securities 8.2%
$1,500,000	AGL Core CLO 4 Ltd., Ser. 2020-4A, Class A1R, (3M USD LIBOR + 1.07%), 5.88%, due 4/20/2033	$ 1,479,000(a)(b)
500,000	Ares LIV CLO Ltd., Ser. 2019-54A, Class E, (3M USD LIBOR + 7.34%), 12.13%, due 10/15/2032	463,359(a)(b)
1,500,000	Balboa Bay Loan Funding Ltd., Ser. 2021-1A, Class A, (3M USD LIBOR + 1.20%), 6.01%, due 7/20/2034	1,474,294(a)(b)
250,000	Barings CLO Ltd., Ser. 2017-1A, Class E, (3M USD LIBOR + 6.00%), 10.79%, due 7/18/2029	227,332(a)(b)
625,000	Benefit Street Partners CLO Ltd., Ser. 2023-30A, Class D, (3M CME Term SOFR + 5.60%), due 4/25/2036	625,000(a)(b)(c)
1,000,000	Canyon Capital CLO Ltd., Ser. 2021-2A, Class D, (3M USD LIBOR + 3.35%), 8.14%, due 4/15/2034	944,459(a)(b)
350,000	Cedar Funding X CLO Ltd., Ser. 2019-10A, Class ER, (3M USD LIBOR + 6.50%), 11.31%, due 10/20/2032	322,611(a)(b)
250,000	Crown City CLO II, Ser. 2020-2A, Class DR, (3M CME Term SOFR + 7.11%), 11.75%, due 4/20/2035	220,001(a)(b)
500,000	Galaxy XXII CLO Ltd., Ser. 2016-22A, Class DRR, (3M USD LIBOR + 3.35%), 8.14%, due 4/16/2034	473,721(a)(b)
1,500,000	Gulf Stream Meridian 7 Ltd., Ser. 2022-7A, Class A1, (3M CME Term SOFR + 1.36%), 5.99%, due 7/15/2035	1,464,787(a)(b)
1,000,000	KKR CLO Ltd., Ser. 23, Class D, (3M USD LIBOR + 3.10%), 7.91%, due 10/20/2031	948,661(a)(b)
662,000	Madison Park Funding XI Ltd., Ser. 2013-11A, Class DR, (3M USD LIBOR + 3.25%), 8.07%, due 7/23/2029	643,401(a)(b)
500,000	Madison Park Funding XXIX Ltd., Ser. 2018-29A, Class D, (3M USD LIBOR + 3.00%), 7.79%, due 10/18/2030	472,970(a)(b)
1,000,000	Morgan Stanley Eaton Vance CLO Ltd., Ser. 2022-17A, Class D, (3M CME Term SOFR + 4.95%), 9.59%, due 7/20/2035	950,528(a)(b)
1,000,000	Octagon Investment Partners 39 Ltd., Ser. 2018-3A, Class D, (3M USD LIBOR + 2.95%), 7.76%, due 10/20/2030	926,183(a)(b)
1,500,000	Trestles CLO IV Ltd., Ser. 2021-4A, Class A, (3M USD LIBOR + 1.17%), 5.99%, due 7/21/2034	1,471,200(a)(b)
1,000,000	TSTAT 2022-1 Ltd., Ser. 2022-1A, Class E, (3M CME Term SOFR + 8.50%), 13.14%, due 7/20/2031	942,548(a)(b)
250,000	Voya CLO Ltd., Ser. 2019-2A, Class E, (3M USD LIBOR + 6.60%), 11.41%, due 7/20/2032	227,484(a)(b)
Total Asset-Backed Securities (Cost $14,269,928)		14,277,539

Corporate Bonds 150.0%
Advertising 0.2%
405,000	Cars.com, Inc., 6.38%, due 11/1/2028	375,443(a)
Aerospace & Defense 1.4%
580,000	Spirit AeroSystems, Inc., 9.38%, due 11/30/2029	630,327(a)
TransDigm, Inc.
505,000	7.50%, due 3/15/2027	508,931
1,310,000	5.50%, due 11/15/2027	1,251,018
2,390,276
Air Transportation 7.0%
515,000	Air Canada, 3.88%, due 8/15/2026	476,374(a)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5,355,000	5.50%, due 4/20/2026	5,249,640(a)
2,485,000	5.75%, due 4/20/2029	2,403,547(a)
Latam Airlines Group SA
420,000	13.38%, due 10/15/2027	450,450(a)
335,000	13.38%, due 10/15/2029	361,646(a)
United Airlines, Inc.
400,000	4.38%, due 4/15/2026	379,734(a)
435,000	4.63%, due 4/15/2029	396,768(a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Air Transportation – cont'd
	VistaJet Malta Finance PLC/XO Management Holding, Inc.
$1,715,000	7.88%, due 5/1/2027	$ 1,663,550(a)
935,000	6.38%, due 2/1/2030	824,576(a)
		12,206,285
Auto Loans 2.6%
	Ford Motor Credit Co. LLC
725,000	3.81%, due 1/9/2024	710,072
1,005,000	5.58%, due 3/18/2024	997,715
590,000	4.06%, due 11/1/2024	571,408
725,000	4.39%, due 1/8/2026	695,877
880,000	6.95%, due 3/6/2026	899,870
510,000	(SOFR + 2.95%), 7.26%, due 3/6/2026	514,070(b)
70,000	4.13%, due 8/17/2027	64,560
		4,453,572
Auto Parts & Equipment 1.4%
460,000	Adient Global Holdings Ltd., 4.88%, due 8/15/2026	436,729(a)
475,000	Dana, Inc., 4.50%, due 2/15/2032	400,667
715,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	658,387(a)
1,070,000	Goodyear Tire & Rubber Co., 5.00%, due 7/15/2029	942,595
		2,438,378
Automakers 1.1%
	Ford Motor Co.
845,000	9.63%, due 4/22/2030	994,649
395,000	4.75%, due 1/15/2043	308,342
415,000	7.40%, due 11/1/2046	428,156
225,000	Jaguar Land Rover Automotive PLC, 5.88%, due 1/15/2028	191,342(a)
		1,922,489
Banking 0.9%
450,000	Bank of America Corp., Ser. TT, 6.13%, due 4/27/2027	450,450(d)(e)
505,000	JPMorgan Chase & Co., Ser. HH, 4.60%, due 2/1/2025	474,700(d)(e)
375,000	PNC Financial Services Group, Inc., Ser. T, 3.40%, due 9/15/2026	319,687(d)(e)
290,000	Truist Financial Corp., Ser. P, 4.95%, due 9/1/2025	287,100(d)(e)
		1,531,937
Building & Construction 2.3%
1,265,000	Global Infrastructure Solutions, Inc., 7.50%, due 4/15/2032	1,075,440(a)
755,000	KB Home, 7.25%, due 7/15/2030	753,819
	Mattamy Group Corp.
160,000	5.25%, due 12/15/2027	146,400(a)
350,000	4.63%, due 3/1/2030	295,186(a)
280,000	Shea Homes L.P./Shea Homes Funding Corp., 4.75%, due 4/1/2029	242,200
1,100,000	Shea Homes LP/Shea Homes Funding Corp., 4.75%, due 2/15/2028	980,254
570,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, due 3/1/2024	567,857(a)
		4,061,156
Building Materials 4.5%
525,000	Advanced Drainage Systems, Inc., 6.38%, due 6/15/2030	521,633(a)
565,000	Builders FirstSource, Inc., 6.38%, due 6/15/2032	553,152(a)
950,000	Camelot Return Merger Sub, Inc., 8.75%, due 8/1/2028	893,238(a)
1,790,000	Cornerstone Building Brands, Inc., 6.13%, due 1/15/2029	1,340,925(a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Building Materials – cont'd
$2,375,000	Jeld-Wen, Inc., 4.88%, due 12/15/2027	$ 1,940,589(a)
1,275,000	Masonite Int'l Corp., 5.38%, due 2/1/2028	1,193,425(a)
665,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 2/1/2030	552,928(a)
905,000	Standard Industries, Inc., 4.38%, due 7/15/2030	773,658(a)
7,769,548
Cable & Satellite Television 6.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
1,485,000	5.50%, due 5/1/2026	1,459,102(a)
645,000	5.00%, due 2/1/2028	602,269(a)
1,145,000	5.38%, due 6/1/2029	1,059,125(a)
440,000	6.38%, due 9/1/2029	424,600(a)
865,000	4.50%, due 8/15/2030	739,108(a)
570,000	4.25%, due 2/1/2031	474,838(a)
CSC Holdings LLC
1,230,000	5.25%, due 6/1/2024	1,203,979
535,000	6.50%, due 2/1/2029	462,871(a)
4,375,000	5.75%, due 1/15/2030	2,756,250(a)
725,000	4.63%, due 12/1/2030	428,694(a)
710,000	DISH DBS Corp., 5.13%, due 6/1/2029	451,482
545,000	DISH Network Corp., 11.75%, due 11/15/2027	566,364(a)
245,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, due 9/15/2028	127,643(a)
10,756,325
Chemicals 5.8%
965,000	Avient Corp., 7.13%, due 8/1/2030	972,188(a)
NOVA Chemicals Corp.
720,000	4.88%, due 6/1/2024	709,200(a)
65,000	5.00%, due 5/1/2025	62,508(a)
736,000	5.25%, due 6/1/2027	684,539(a)
Olympus Water U.S. Holding Corp.
370,000	7.13%, due 10/1/2027	362,600(a)
700,000	4.25%, due 10/1/2028	587,169(a)
615,000	6.25%, due 10/1/2029	510,431(a)
1,180,000	PMHC II, Inc., 9.00%, due 2/15/2030	909,384(a)
SCIH Salt Holdings, Inc.
1,175,000	4.88%, due 5/1/2028	1,034,000(a)
1,015,000	6.63%, due 5/1/2029	868,028(a)
400,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/1/2026	366,624(a)
635,000	Tronox, Inc., 4.63%, due 3/15/2029	542,925(a)
3,070,000	WR Grace Holdings LLC, 5.63%, due 8/15/2029	2,558,845(a)
10,168,441
Consumer - Commercial Lease Financing 6.3%
715,000	AerCap Global Aviation Trust, 6.50%, due 6/15/2045	699,149(a)(d)
1,025,000	Ally Financial, Inc., 5.75%, due 11/20/2025	1,018,700
1,030,000	Avolon Holdings Funding Ltd., 5.25%, due 5/15/2024	1,017,620(a)
2,749,067	Global Aircraft Leasing Co. Ltd., 6.50% Cash/7.25% PIK, due 9/15/2024	2,508,754(a)(f)
OneMain Finance Corp.
3,660,000	6.13%, due 3/15/2024	3,628,780
380,000	3.88%, due 9/15/2028	319,200
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Consumer - Commercial Lease Financing – cont'd
Springleaf Finance Corp.
$ 895,000	7.13%, due 3/15/2026	$ 889,142
860,000	6.63%, due 1/15/2028	837,872
10,919,217
Consumer-Commercial-Lease Financing 0.3%
495,000	Springleaf Finance Corp., 6.88%, due 3/15/2025	493,446
Department Stores 0.6%
Macy's Retail Holdings LLC
355,000	5.88%, due 4/1/2029	330,155(a)
440,000	5.88%, due 3/15/2030	401,619(a)
305,000	NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, due 4/1/2026	291,233(a)
1,023,007
Diversified Capital Goods 1.3%
1,435,000	EnerSys, 5.00%, due 4/30/2023	1,429,619(a)
1,000,000	Resideo Funding, Inc., 4.00%, due 9/1/2029	829,330(a)
2,258,949
Electric - Generation 5.3%
Calpine Corp.
420,000	5.13%, due 3/15/2028	380,272(a)
2,345,000	5.00%, due 2/1/2031	2,009,452(a)
450,000	Leeward Renewable Energy Operations LLC, 4.25%, due 7/1/2029	395,416(a)
NRG Energy, Inc.
515,000	5.25%, due 6/15/2029	464,788(a)
595,000	3.63%, due 2/15/2031	471,299(a)
2,085,000	Sunnova Energy Corp., 5.88%, due 9/1/2026	1,876,500(a)
655,000	TransAlta Corp., 7.75%, due 11/15/2029	673,539
1,940,000	Vistra Corp., 7.00%, due 12/15/2026	1,813,900(a)(d)(e)
1,240,000	Vistra Operations Co. LLC, 4.38%, due 5/1/2029	1,090,386(a)
9,175,552
Electronics 0.3%
555,000	Sensata Technologies BV, 5.88%, due 9/1/2030	544,594(a)
Energy - Exploration & Production 6.5%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
1,520,000	7.00%, due 11/1/2026	1,448,746(a)
190,000	9.00%, due 11/1/2027	234,175(a)
1,045,000	8.25%, due 12/31/2028	1,023,297(a)
695,000	5.88%, due 6/30/2029	611,774(a)
Callon Petroleum Co.
250,000	8.00%, due 8/1/2028	249,865(a)
430,000	7.50%, due 6/15/2030	416,025(a)
740,000	Chesapeake Energy Corp., 6.75%, due 4/15/2029	729,677(a)
Comstock Resources, Inc.
1,027,000	6.75%, due 3/1/2029	947,408(a)
1,470,000	5.88%, due 1/15/2030	1,260,525(a)
570,000	Crescent Energy Finance LLC, 9.25%, due 2/15/2028	569,117(a)(c)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Energy - Exploration & Production – cont'd
Hilcorp Energy I L.P./Hilcorp Finance Co.
$ 520,000	6.25%, due 11/1/2028	$ 499,465(a)
338,000	5.75%, due 2/1/2029	314,340(a)
373,000	6.00%, due 2/1/2031	344,913(a)
825,000	Northern Oil and Gas, Inc., 8.13%, due 3/1/2028	821,766(a)
1,040,000	PDC Energy, Inc., 5.75%, due 5/15/2026	1,005,815
655,000	Permian Resources Operating LLC, 5.88%, due 7/1/2029	613,933(a)
310,000	Rockcliff Energy II LLC, 5.50%, due 10/15/2029	294,884(a)
11,385,725
Environmental 0.2%
405,000	GFL Environmental, Inc., 4.38%, due 8/15/2029	359,162(a)
Food - Wholesale 1.8%
Performance Food Group, Inc.
1,390,000	5.50%, due 10/15/2027	1,337,869(a)
525,000	4.25%, due 8/1/2029	468,431(a)
510,000	TreeHouse Foods, Inc., 4.00%, due 9/1/2028	425,340
1,050,000	U.S. Foods, Inc., 4.75%, due 2/15/2029	960,534(a)
3,192,174
Food & Drug Retailers 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
125,000	5.88%, due 2/15/2028	122,187(a)
350,000	3.50%, due 3/15/2029	301,875(a)
330,000	4.88%, due 2/15/2030	303,546(a)
727,608
Forestry & Paper 0.3%
605,000	Ahlstrom-Munksjo Holding 3 Oy, 4.88%, due 2/4/2028	517,481(a)
Gaming 2.3%
480,000	Caesars Entertainment, Inc., 7.00%, due 2/15/2030	488,400(a)(c)
400,000	Everi Holdings, Inc., 5.00%, due 7/15/2029	361,940(a)
305,000	Midwest Gaming Borrower LLC, 4.88%, due 5/1/2029	266,888(a)
805,000	Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, due 11/1/2026	748,650(a)
730,000	SC Games Holdings L.P./U.S. FinCo LLC, 6.63%, due 3/1/2030	650,266(a)
1,140,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, due 3/1/2025	1,107,809(a)
345,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, due 10/1/2029	307,912(a)
3,931,865
Gas Distribution 14.8%
780,000	Antero Midstream Partners L.P./Antero Midstream Finance Corp., 7.88%, due 5/15/2026	800,475(a)
Buckeye Partners L.P.
615,000	4.13%, due 3/1/2025	584,250(a)
910,000	4.13%, due 12/1/2027	823,231
140,000	4.50%, due 3/1/2028	127,785(a)
560,000	5.85%, due 11/15/2043	428,400
720,000	5.60%, due 10/15/2044	549,065
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.
70,000	5.63%, due 5/1/2027	66,900(a)
1,200,000	7.38%, due 2/1/2031	1,207,500(a)
1,050,000	DCP Midstream LLC, 5.85%, due 5/21/2043	1,036,875(a)(d)
465,000	DCP Midstream Operating L.P., 5.60%, due 4/1/2044	464,665
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Gas Distribution – cont'd
$ 525,000	EnLink Midstream LLC, 6.50%, due 9/1/2030	$ 534,844(a)
	EnLink Midstream Partners L.P.
100,000	5.60%, due 4/1/2044	83,759
340,000	5.05%, due 4/1/2045	267,290
320,000	5.45%, due 6/1/2047	266,189
	EQM Midstream Partners L.P.
750,000	6.00%, due 7/1/2025	738,382(a)
1,000,000	7.50%, due 6/1/2027	999,978(a)
405,000	6.50%, due 7/1/2027	397,714(a)
320,000	4.50%, due 1/15/2029	280,659(a)
710,000	7.50%, due 6/1/2030	709,112(a)
	EQT Midstream Partners L.P.
75,000	4.13%, due 12/1/2026	67,848
1,180,000	5.50%, due 7/15/2028	1,088,550
	Genesis Energy L.P./Genesis Energy Finance Corp.
165,000	6.50%, due 10/1/2025	162,113
270,000	6.25%, due 5/15/2026	258,018
275,000	8.00%, due 1/15/2027	271,480
1,055,000	7.75%, due 2/1/2028	1,019,531
750,000	8.88%, due 4/15/2030	762,187
1,715,000	Harvest Midstream I L.P., 7.50%, due 9/1/2028	1,687,131(a)
1,205,000	Howard Midstream Energy Partners LLC, 6.75%, due 1/15/2027	1,174,875(a)
1,005,000	ITT Holdings LLC, 6.50%, due 8/1/2029	873,094(a)
495,000	Kinetik Holdings L.P., 5.88%, due 6/15/2030	470,250(a)
	New Fortress Energy, Inc.
1,215,000	6.75%, due 9/15/2025	1,162,313(a)
1,590,000	6.50%, due 9/30/2026	1,463,054(a)
400,000	NuStar Logistics L.P., 5.75%, due 10/1/2025	395,804
550,000	Solaris Midstream Holdings LLC, 7.63%, due 4/1/2026	550,000(a)
	Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
585,000	5.75%, due 4/15/2025	503,100
1,675,000	8.50%, due 10/15/2026	1,631,031(a)
	Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.
375,000	7.50%, due 10/1/2025	379,626(a)
920,000	6.00%, due 3/1/2027	872,255(a)
125,000	5.50%, due 1/15/2028	115,111(a)
180,000	6.00%, due 12/31/2030	163,940(a)
330,000	6.00%, due 9/1/2031	297,000(a)
		25,735,384
Health Facilities 0.8%
	CHS/Community Health Systems, Inc.
422,000	8.00%, due 12/15/2027	397,732(a)
5,000	6.00%, due 1/15/2029	4,389(a)
460,000	5.25%, due 5/15/2030	371,183(a)
480,000	4.75%, due 2/15/2031	367,196(a)
310,000	Tenet Healthcare Corp., 6.13%, due 10/1/2028	289,875
		1,430,375
Health Services 1.7%
125,000	AthenaHealth Group, Inc., 6.50%, due 2/15/2030	103,564(a)
595,000	Consensus Cloud Solutions, Inc., 6.50%, due 10/15/2028	557,045(a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Health Services – cont'd
DaVita, Inc.
$ 685,000	4.63%, due 6/1/2030	$ 577,112(a)
780,000	3.75%, due 2/15/2031	606,450(a)
580,000	Envision Healthcare Corp., 8.75%, due 10/15/2026	156,267(a)
700,000	Team Health Holdings, Inc., 6.38%, due 2/1/2025	461,264(a)
585,000	U.S. Acute Care Solutions LLC, 6.38%, due 3/1/2026	529,191(a)
2,990,893
Hotels 0.4%
720,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.50%, due 6/1/2025	729,900(a)
Insurance Brokerage 4.7%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
2,640,000	6.75%, due 10/15/2027	2,469,271(a)
505,000	5.88%, due 11/1/2029	439,966(a)
660,000	AmWINS Group, Inc., 4.88%, due 6/30/2029	578,928(a)
AssuredPartners, Inc.
10,000	7.00%, due 8/15/2025	9,834(a)
995,000	5.63%, due 1/15/2029	851,103(a)
1,495,000	BroadStreet Partners, Inc., 5.88%, due 4/15/2029	1,320,548(a)
1,850,000	GTCR AP Finance, Inc., 8.00%, due 5/15/2027	1,816,533(a)
390,000	HUB Int'l Ltd., 7.00%, due 5/1/2026	386,112(a)
430,000	Ryan Specialty Group LLC, 4.38%, due 2/1/2030	387,538(a)
8,259,833
Investments & Misc. Financial Services 0.9%
320,000	Bank of New York Mellon Corp., Ser. H, 3.70%, due 3/20/2026	295,789(d)(e)
880,000	CQP Holdco L.P./BIP-V Chinook Holdco LLC, 5.50%, due 6/15/2031	801,341(a)
535,000	MSCI, Inc., 4.00%, due 11/15/2029	486,850(a)
1,583,980
Machinery 2.4%
10,000	Amsted Industries, Inc., 5.63%, due 7/1/2027	9,827(a)
Chart Industries, Inc.
1,545,000	7.50%, due 1/1/2030	1,579,762(a)
320,000	9.50%, due 1/1/2031	333,917(a)
300,000	Harsco Corp., 5.75%, due 7/31/2027	253,875(a)
275,000	Manitowoc Co., Inc., 9.00%, due 4/1/2026	270,531(a)
1,380,000	SPX FLOW, Inc., 8.75%, due 4/1/2030	1,135,640(a)
370,000	Terex Corp., 5.00%, due 5/15/2029	345,488(a)
265,000	Vertical U.S. Newco, Inc., 5.25%, due 7/15/2027	245,276(a)
4,174,316
Managed Care 1.8%
170,000	HealthEquity, Inc., 4.50%, due 10/1/2029	152,201(a)
880,000	Molina Healthcare, Inc., 3.88%, due 5/15/2032	737,775(a)
MPH Acquisition Holdings LLC
620,000	5.50%, due 9/1/2028	514,600(a)
2,325,000	5.75%, due 11/1/2028	1,688,531(a)
3,093,107
Media Content 1.0%
360,000	iHeartCommunications, Inc., 6.38%, due 5/1/2026	343,944
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Media Content – cont'd
$ 880,000	Lions Gate Capital Holdings LLC, 5.50%, due 4/15/2029	$ 572,000(a)
Sirius XM Radio, Inc.
340,000	5.50%, due 7/1/2029	318,631(a)
690,000	3.88%, due 9/1/2031	568,822(a)
1,803,397
Medical Products 1.5%
320,000	180 Medical, Inc., 3.88%, due 10/15/2029	283,604(a)
Medline Borrower L.P.
710,000	3.88%, due 4/1/2029	607,060(a)
2,075,000	5.25%, due 10/1/2029	1,737,367(a)
2,628,031
Metals - Mining Excluding Steel 4.9%
3,160,000	Century Aluminum Co., 7.50%, due 4/1/2028	2,783,893(a)
First Quantum Minerals Ltd.
965,000	6.88%, due 3/1/2026	938,414(a)
1,275,000	6.88%, due 10/15/2027	1,235,953(a)
FMG Resources August 2006 Pty Ltd.
720,000	5.13%, due 5/15/2024	713,084(a)
655,000	5.88%, due 4/15/2030	639,673(a)
625,000	6.13%, due 4/15/2032	609,375(a)
Hudbay Minerals, Inc.
605,000	4.50%, due 4/1/2026	557,356(a)
1,085,000	6.13%, due 4/1/2029	1,001,889(a)
8,479,637
Oil Field Equipment & Services 0.5%
550,000	Nabors Industries, Inc., 7.38%, due 5/15/2027	550,715(a)
350,000	Transocean, Inc., 8.75%, due 2/15/2030	360,850(a)
911,565
Packaging 4.8%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
555,000	6.00%, due 6/15/2027	553,446(a)
115,000	4.00%, due 9/1/2029	95,089(a)
1,940,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, due 8/15/2027	1,588,637(a)
755,000	BWAY Holding Co., 7.25%, due 4/15/2025	737,069(a)
445,000	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, due 9/15/2028	393,081(a)
1,385,000	Mauser Packaging Solutions Holding Co., 7.88%, due 8/15/2026	1,397,119(a)(c)
410,000	Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, due 10/15/2028	364,405(a)
50,000	Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Group Issuer, Inc., 4.00%, due 10/15/2027	44,875(a)
420,000	Sealed Air Corp., 6.13%, due 2/1/2028	423,738(a)
620,000	Trident TPI Holdings, Inc., 9.25%, due 8/1/2024	605,161(a)
Trivium Packaging Finance BV
540,000	5.50%, due 8/15/2026	518,367(a)
1,765,000	8.50%, due 8/15/2027	1,697,471(a)
8,418,458
Personal & Household Products 1.2%
245,000	CD&R Smokey Buyer, Inc., 6.75%, due 7/15/2025	222,337(a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Personal & Household Products – cont'd
Coty, Inc.
$ 610,000	5.00%, due 4/15/2026	$ 584,075(a)
245,000	6.50%, due 4/15/2026	241,521(a)
335,000	Diamond BC BV, 4.63%, due 10/1/2029	281,799(a)
Energizer Holdings, Inc.
240,000	6.50%, due 12/31/2027	234,060(a)
530,000	4.75%, due 6/15/2028	474,350(a)
2,038,142
Pharmaceuticals 0.6%
Catalent Pharma Solutions, Inc.
305,000	3.13%, due 2/15/2029	252,308(a)
75,000	3.50%, due 4/1/2030	61,969(a)
335,000	Grifols Escrow Issuer SA, 4.75%, due 10/15/2028	291,323(a)
590,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, due 4/30/2031	532,646(a)
1,138,246
Printing & Publishing 0.6%
McGraw-Hill Ed., Inc.
500,000	5.75%, due 8/1/2028	439,317(a)
745,000	8.00%, due 8/1/2029	638,838(a)
1,078,155
Real Estate Development & Management 2.6%
Realogy Group LLC/Realogy Co-Issuer Corp.
3,811,000	5.75%, due 1/15/2029	2,963,205(a)
2,125,000	5.25%, due 4/15/2030	1,593,750(a)
4,556,955
Real Estate Investment Trusts 6.5%
1,030,000	American Finance Trust, Inc./American Finance Operating Partner L.P., 4.50%, due 9/30/2028	782,385(a)
915,000	EPR Properties, 4.50%, due 4/1/2025	883,021
Hospitality Properties Trust
358,000	4.35%, due 10/1/2024	337,594
615,000	3.95%, due 1/15/2028	468,359
Iron Mountain, Inc.
2,605,000	5.25%, due 3/15/2028	2,477,094(a)
245,000	5.00%, due 7/15/2028	225,281(a)
470,000	4.88%, due 9/15/2029	424,473(a)
905,000	5.63%, due 7/15/2032	814,441(a)
MPT Operating Partnership L.P./MPT Finance Corp.
1,865,000	5.25%, due 8/1/2026	1,696,535
350,000	4.63%, due 8/1/2029	272,125
1,120,000	RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, due 10/15/2027	1,049,019
650,000	RLJ Lodging Trust L.P., 4.00%, due 9/15/2029	545,155(a)
166,000	VICI Properties L.P./VICI Note Co., Inc., 4.25%, due 12/1/2026	156,663(a)
XHR L.P.
760,000	6.38%, due 8/15/2025	748,658(a)
420,000	4.88%, due 6/1/2029	372,750(a)
11,253,553
Recreation & Travel 4.8%
1,590,000	Carnival Corp., 9.88%, due 8/1/2027	1,633,725(a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Recreation & Travel – cont'd
$ 665,000	Carnival Holdings Bermuda Ltd., 10.38%, due 5/1/2028	$ 718,200(a)
600,000	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, due 5/1/2025	595,630(a)
580,000	Lindblad Expeditions LLC, 6.75%, due 2/15/2027	568,922(a)
1,175,000	Motion Bondco Designated Activity Co., 6.63%, due 11/15/2027	1,063,352(a)
NCL Corp. Ltd.
425,000	3.63%, due 12/15/2024	398,969(a)
370,000	5.88%, due 3/15/2026	320,043(a)
405,000	5.88%, due 2/15/2027	376,549(a)
555,000	NCL Finance Ltd., 6.13%, due 3/15/2028	450,938(a)
Royal Caribbean Cruises Ltd.
345,000	4.25%, due 7/1/2026	299,288(a)
1,335,000	5.50%, due 4/1/2028	1,148,100(a)
265,000	Six Flags Entertainment Corp., 5.50%, due 4/15/2027	249,778(a)
466,000	Six Flags Theme Parks, Inc., 7.00%, due 7/1/2025	471,085(a)
8,294,579
Restaurants 0.3%
625,000	Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, due 2/1/2026	575,900(a)
Software - Services 6.6%
1,340,000	Ahead DB Holdings LLC, 6.63%, due 5/1/2028	1,132,300(a)
715,000	Central Parent, Inc./Central Merger Sub, Inc., 7.25%, due 6/15/2029	713,136(a)
580,000	Endurance Int'l Group Holdings, Inc., 6.00%, due 2/15/2029	412,169(a)
Gen Digital, Inc.
390,000	6.75%, due 9/30/2027	395,479(a)
325,000	7.13%, due 9/30/2030	329,973(a)
1,855,000	McAfee Corp., 7.38%, due 2/15/2030	1,540,758(a)
475,000	Open Text Corp., 3.88%, due 12/1/2029	395,034(a)
270,000	Open Text Holdings, Inc., 4.13%, due 12/1/2031	219,359(a)
3,270,000	Presidio Holdings, Inc., 8.25%, due 2/1/2028	3,143,287(a)
Rackspace Technology Global, Inc.
1,395,000	3.50%, due 2/15/2028	838,744(a)
2,830,000	5.38%, due 12/1/2028	1,042,685(a)
1,395,000	VM Consolidated, Inc., 5.50%, due 4/15/2029	1,285,144(a)
11,448,068
Specialty Retail 0.8%
145,000	Abercrombie & Fitch Management Co., 8.75%, due 7/15/2025	146,450(a)
Asbury Automotive Group, Inc.
170,000	4.63%, due 11/15/2029	150,015(a)
45,000	5.00%, due 2/15/2032	38,810(a)
425,000	L Brands, Inc., 6.63%, due 10/1/2030	415,302(a)
605,000	PetSmart, Inc./PetSmart Finance Corp., 7.75%, due 2/15/2029	594,558(a)
1,345,135
Steel Producers - Products 1.4%
Allegheny Technologies, Inc.
130,000	5.88%, due 12/1/2027	125,436
450,000	4.88%, due 10/1/2029	411,808
Carpenter Technology Corp.
75,000	6.38%, due 7/15/2028	73,875
740,000	7.63%, due 3/15/2030	759,536
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Steel Producers - Products – cont'd
$1,320,000	TMS Int'l Corp., 6.25%, due 4/15/2029	$ 991,503(a)
2,362,158
Support - Services 10.2%
355,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, due 6/1/2029	285,633(a)
APX Group, Inc.
2,090,000	6.75%, due 2/15/2027	2,048,221(a)
1,210,000	5.75%, due 7/15/2029	1,046,729(a)
125,000	ASGN, Inc., 4.63%, due 5/15/2028	114,038(a)
1,270,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, due 3/1/2029	1,135,380(a)
1,685,000	BCPE Empire Holdings, Inc., 7.63%, due 5/1/2027	1,578,474(a)
Garda World Security Corp.
595,000	4.63%, due 2/15/2027	541,515(a)
195,000	7.75%, due 2/15/2028	197,681(a)
770,000	6.00%, due 6/1/2029	642,719(a)
635,000	GYP Holdings III Corp., 4.63%, due 5/1/2029	535,416(a)
Hertz Corp.
1,040,000	4.63%, due 12/1/2026	925,600(a)
585,000	5.00%, due 12/1/2029	478,238(a)
785,000	IAA Spinco, Inc., 5.50%, due 6/15/2027	787,944(a)
530,000	Korn/Ferry Int'l, 4.63%, due 12/15/2027	498,200(a)
150,000	PECF USS Intermediate Holding III Corp., 8.00%, due 11/15/2029	114,375(a)
Prime Security Services Borrower LLC/Prime Finance, Inc.
1,285,000	5.75%, due 4/15/2026	1,259,351(a)
990,000	6.25%, due 1/15/2028	938,916(a)
730,000	SRS Distribution, Inc., 6.13%, due 7/1/2029	627,734(a)
1,100,000	Summer BC Bidco B LLC, 5.50%, due 10/31/2026	904,105(a)
United Rentals N.A., Inc.
310,000	5.25%, due 1/15/2030	299,925
905,000	3.75%, due 1/15/2032	782,535
425,000	Univar Solutions USA, Inc., 5.13%, due 12/1/2027	410,945(a)
1,165,000	White Cap Parent LLC, 8.25% Cash/9.00% PIK, due 3/15/2026	1,063,063(a)(f)
655,000	ZipRecruiter, Inc., 5.00%, due 1/15/2030	569,850(a)
17,786,587
Technology Hardware & Equipment 1.9%
5,000	CommScope Finance LLC, 8.25%, due 3/1/2027	4,253(a)
CommScope Technologies LLC
9,000	6.00%, due 6/15/2025	8,523(a)
1,935,000	5.00%, due 3/15/2027	1,477,329(a)
CommScope, Inc.
605,000	7.13%, due 7/1/2028	473,928(a)
695,000	4.75%, due 9/1/2029	578,490(a)
985,000	Imola Merger Corp., 4.75%, due 5/15/2029	856,950(a)
3,399,473
Telecom - Wireless 1.5%
Sprint Capital Corp.
885,000	6.88%, due 11/15/2028	946,806
180,000	8.75%, due 3/15/2032	222,300
1,365,000	Sprint LLC, 7.13%, due 6/15/2024	1,393,886
2,562,992
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Telecom - Wireline Integrated & Services 10.9%
Altice France Holding SA
$ 555,000	10.50%, due 5/15/2027	$ 476,606(a)
2,195,000	6.00%, due 2/15/2028	1,480,991(a)
Altice France SA
1,170,000	8.13%, due 2/1/2027	1,096,805(a)
565,000	5.50%, due 1/15/2028	469,244(a)
Consolidated Communications, Inc.
165,000	5.00%, due 10/1/2028	123,783(a)
500,000	6.50%, due 10/1/2028	407,322(a)
Frontier Communications Corp.
1,680,000	5.88%, due 10/15/2027	1,604,266(a)
235,000	6.75%, due 5/1/2029	201,513(a)
1,040,000	5.88%, due 11/1/2029	847,870
545,000	6.00%, due 1/15/2030	447,679(a)
745,000	8.75%, due 5/15/2030	772,006(a)
Iliad Holding SASU
250,000	6.50%, due 10/15/2026	236,739(a)
225,000	7.00%, due 10/15/2028	211,316(a)
Level 3 Financing, Inc.
1,505,000	4.63%, due 9/15/2027	1,274,897(a)
1,455,000	4.25%, due 7/1/2028	1,153,073(a)
1,760,000	3.75%, due 7/15/2029	1,286,630(a)
Lumen Technologies, Inc.
745,000	4.00%, due 2/15/2027	628,223(a)
1,525,000	4.50%, due 1/15/2029	1,025,563(a)
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
435,000	4.75%, due 4/30/2027	394,793(a)
240,000	6.00%, due 2/15/2028	198,127(a)
705,000	10.75%, due 6/1/2028	659,179(a)
940,000	Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, due 2/15/2025	927,705(a)
2,000,000	Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, due 2/15/2029	1,390,000(a)
800,000	Virgin Media Finance PLC, 5.00%, due 7/15/2030	671,512(a)
1,170,000	Virgin Media Vendor Financing Notes IV Designated Activity Co., 5.00%, due 7/15/2028	1,061,892(a)
19,047,734
Theaters & Entertainment 0.9%
Live Nation Entertainment, Inc.
905,000	6.50%, due 5/15/2027	910,012(a)
770,000	4.75%, due 10/15/2027	712,250(a)
1,622,262
Total Corporate Bonds (Cost $282,778,222)		261,351,445

Loan Assignments(b) 7.4%
Automotive 0.4%
760,000	First Brands Group, LLC, Term Loan, (3M CME Term SOFR + 5.00%), 10.25%, due 3/30/2027	742,140(g)(h)
Containers & Glass Products 0.3%
540,684	BWAY Holding Company, Term Loan B, (1M USD LIBOR + 3.25%), 7.62%, due 4/3/2024	535,277
Distribution - Wholesale 0.4%
735,000	Dealer Tire Financial, LLC, Term Loan B2, (1M CME Term SOFR + 4.50%), 9.06%, due 12/14/2027	734,772
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Diversified Insurance 0.5%
$ 651,630	Gainwell Acquisition Corp., Term Loan B, (3M USD LIBOR + 4.00%), 8.73%, due 10/1/2027	$ 635,286
248,101	Hub International Limited, Term Loan B, (3M USD LIBOR + 3.25%), 7.95% – 8.06%, due 4/25/2025	247,769(i)
		883,055
Entertainment 0.1%
190,000	Formula One Holdings Limited., Term Loan B, (1M CME Term SOFR + 3.25%), 7.81%, due 1/15/2030	190,435
Financial Intermediaries 1.0%
370,000	Asurion LLC, Second Lien Term Loan B4, (1M USD LIBOR + 5.25%), 9.82%, due 1/20/2029	308,721
	Starwood Property Trust, Inc.
728,157	Term Loan B2, (1M USD LIBOR + 3.25%), 7.82%, due 7/26/2026	722,695(j)
750,000	Term Loan B, (1M CME Term SOFR + 3.25%), due 11/18/2027	744,690(g)(h)
		1,776,106
Health Care 1.3%
765,000	Medline Borrower, LP, Term Loan B, (1M USD LIBOR + 3.25%), due 10/23/2028	741,943(g)(h)
250,000	RegionalCare Hospital Partners Holdings, Inc., Term Loan B, (3M USD LIBOR + 3.75%), 8.58%, due 11/16/2025	242,570
1,474,431	Team Health Holdings, Inc., Term Loan B, (1M CME Term SOFR + 5.25%), 9.81%, due 3/2/2027	1,220,092
		2,204,605
Lodging & Casinos 0.4%
730,000	GVC Holdings (Gibraltar) Limited, Term Loan B2, (3M CME Term SOFR + 3.50%), due 10/31/2029	730,547(g)(h)
Oil & Gas 1.4%
375,000	Ascent Resources - Utica, Second Lien Term Loan, (3M USD LIBOR + 9.00%), 13.82%, due 11/1/2025	397,500
755,000	GIP III Stetson I, L.P, Term Loan B, (1M USD LIBOR), due 7/18/2025	746,318(g)(h)
395,000	Prairie ECI Acquiror LP, Term Loan B, (1M USD LIBOR + 4.75%), 9.32%, due 3/11/2026	389,130
883,155	Waterbridge Midstream Operating LLC, Term Loan B, (3M USD LIBOR + 5.75%), 10.57%, due 6/22/2026	872,946(g)(h)
		2,405,894
Retailers (except food & drug) 0.5%
784,447	Great Outdoors Group, LLC, Term Loan B1, (1M USD LIBOR + 3.75%), 8.32%, due 3/6/2028	770,131
Utilities 1.1%
	Lightstone Holdco LLC
1,287,156	Term Loan B, (1M CME Term SOFR + 5.75%), 10.31%, due 1/29/2027	1,139,133
72,800	Term Loan C, (1M CME Term SOFR + 5.75%), 10.31%, due 1/29/2027	64,428
	Lonestar II Generation Holdings LLC
652,027	Term Loan B, (1M USD LIBOR + 5.00%), 9.57%, due 4/20/2026	640,754(g)(h)
107,973	Term Loan C, (1M USD LIBOR + 5.00%), 9.57%, due 4/20/2026	106,106(g)(h)
		1,950,421
Total Loan Assignments (Cost $13,283,598)		12,923,383

Convertible Bonds 1.1%
Cable & Satellite Television 1.1%
2,897,000	DISH Network Corp., 3.38%, due 8/15/2026 (Cost $2,593,644)	1,895,485
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Number of Shares		Value

Short-Term Investments 5.6%
Investment Companies 5.6%
9,800,581	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.18%(k)(Cost $9,800,581)	$9,800,581
Total Investments 172.3% (Cost $322,725,973)		300,248,433
Liabilities Less Other Assets (28.7)%		(50,014,775)(l)
Liquidation Preference of Mandatory Redeemable Preferred Shares (43.6%)		(76,000,000)
Net Assets Applicable to Common Stockholders 100.0%		$174,233,658

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2023, these securities amounted to $232,974,081, which represents 133.7% of net assets applicable to common stockholders of the Fund.

(b)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2023 and changes periodically.
(c)	When-issued security. Total value of all such securities at January 31, 2023 amounted to $3,079,636, which represents 1.8% of net assets applicable to common stockholders of the Fund.
(d)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(e)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(f)	Payment-in-kind (PIK) security.
(g)	All or a portion of this security was purchased on a delayed delivery basis.
(h)	All or a portion of this security had not settled as of January 31, 2023 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(i)	The stated interest rates represent the range of rates at January 31, 2023 of the underlying contracts within the Loan Assignment.
(j)	Value determined using significant unobservable inputs.
(k)	Represents 7-day effective yield as of January 31, 2023.
(l)	Includes the impact of the Fund's open positions in derivatives at January 31, 2023.
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets Applicable to Common Stockholders
United States	$246,668,752	141.6%
Cayman Islands	14,893,217	8.5%
Canada	7,355,542	4.2%
United Kingdom	3,271,702	1.9%
Switzerland	2,488,126	1.4%
Netherlands	2,215,838	1.3%
Zambia	2,174,367	1.3%
Luxembourg	2,148,032	1.2%
France	2,014,104	1.2%
Australia	1,962,132	1.1%
Ireland	1,716,769	1.0%
Bermuda	942,548	0.5%
Chile	812,096	0.5%
Gibraltar	730,547	0.4%
Finland	517,481	0.3%
Spain	291,323	0.2%
Germany	245,276	0.1%
Liquidation Preference of Mandatory Redeemable Preferred Shares	(76,000,000)	(43.6)%
Short-Term Investments and Other Liabilities—Net	(40,214,194)	(23.1)%
	$174,233,658	100.0%
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Derivative Instruments
Interest rate swap contracts ("interest rate swaps")
At January 31, 2023, the Fund had outstanding interest rate swaps as follows:
Centrally cleared interest rate swaps
Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CME	USD	25,000,000	Receive	3M LIBOR	0.29%	3M/6M	6/21/2023	$441,901	$130,185	$572,086
CME	USD	20,000,000	Receive	3M LIBOR	0.33%	3M/6M	7/1/2023	384,334	71,394	455,728
Total								$826,235	$201,579	$1,027,814
At January 31, 2023, the Fund had $111,000 deposited in a segregated account to cover margin requirements for centrally cleared swaps.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Asset-Backed Securities	$—	$14,277,539	$—	$14,277,539
Corporate Bonds#	—	261,351,445	—	261,351,445
Loan Assignments
Financial Intermediaries	—	1,053,411	722,695	1,776,106
Other Loan Assignments#	—	11,147,277	—	11,147,277
Total Loan Assignments	—	12,200,688	722,695	12,923,383
Convertible Bonds#	—	1,895,485	—	1,895,485
Short-Term Investments	—	9,800,581	—	9,800,581
Total Investments	$—	$299,525,738	$722,695	$300,248,433

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2022	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/2023	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2023
Investments in Securities:
Loan Assignments(1)	$—	$—	$—	$(5)	$729	$(1)	$—	$—	$723	$(5)
Total	$—	$—	$—	$(5)	$729	$(1)	$—	$—	$723	$(5)
(1) Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The
Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of January 31, 2023:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Swaps
Assets	$—	$1,027,814	$—	$1,027,814
Total	$—	$1,027,814	$—	$1,027,814

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

January 31, 2023
Notes to Schedule of Investments High Yield Strategies Fund Inc. (Unaudited)

In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman High Yield Strategies Fund Inc. (the “Fund”) are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available (“Other Market Information”).
Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion rates, credit specific details, relevant listed bond and preferred stock prices and Other
Market Information.
Collateralized Loan Obligations (CLOs). The value of collateralized loan obligations is primarily determined by cash flow data, relevant loan pricing data and market color, and research from market participants and trading desks (Level 2 or 3 inputs).
Asset-Backed Securities. Inputs used to value asset-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market
Information.
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Schedule of Investments High Yield Strategies Fund Inc. (Unaudited)  (cont’d)
The value of interest rate swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the local overnight index swap rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate (Level 2 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund's Board of Directors designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for any and all Fund investments. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.
Other Matters:
Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact certain issuers of the securities held by the Fund and in turn, may impact the financial performance of the Fund.
Russia's Invasion of Ukraine: Russia's invasion of Ukraine, and corresponding events in late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia's actions, various governments, including the United States, have issued broad-ranging economic sanctions against Russia. The current events have had, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of the Fund's investments beyond any direct exposure to Russian or Ukrainian issuers. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Schedule of Investments High Yield Strategies Fund Inc. (Unaudited) (cont'd)
Legend

Benchmarks:
CME Term SOFR	= CME Group, Inc. Term Secured Overnight Financing Rate
LIBOR	= London Interbank Offered Rate
SOFR	= Secured Overnight Financing Rate
Clearinghouses:
CME	= CME Group, Inc.
Index Periods/Payment Frequencies:
1M	= 1 Month
3M	= 3 Months
6M	= 6 Months
Other Abbreviations:
Management	= Neuberger Berman Investment Advisers LLC

Currency Abbreviations
USD	= United States Dollar
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.